Exceptional items (Tables)	3 Months Ended
Mar. 31, 2019
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended March 31,
	2019	2018
	€m	€m
Findus Group integration costs	1.8	1.5
Release of indemnification assets	44.0	—
Supply chain reconfiguration	(1.3)	—
Goodfella's Pizza & Aunt Bessie's integration costs	1.8	—
Factory optimization	0.3	—
Total exceptional items	46.6	1.5